Share-based Payment Expense - Summary of Fair Value Assumptions (Detail) - 2014 Performance Share Plan [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Based Compensation Expense [line items]
Risk-free interest rate	(0.43%)	(0.40%)	(0.53%)
Expected volatility	27.40%	30.10%	21.70%